Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2025	2024
Computers, related equipment and software	$1,379,501	$1,317,993
Building, building improvements and land	414,062	413,735
Leasehold improvements	189,236	214,319
Furniture, fixtures and other	60,553	63,759
Property and equipment, gross	2,043,352	2,009,806
Less accumulated depreciation	(1,274,795)	(1,254,205)
Property and equipment, net	$768,557	$755,601